SCHEDULE OF INCOME AND EXPENSES OF THE REPORTABLE SEGMENT (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Segment Reporting Information [Line Items]
Total revenues, net	$ 13,739,958	$ 106,909,244	$ 87,679,104	$ 83,996,443
Cost of revenue	(11,001,448)	(85,601,168)	(62,143,414)	(66,496,755)
Gross profit	2,738,510	21,308,076	25,535,690	17,499,688
Share-based compensation	5,600,000	43,900,000
Personnel and benefit costs	872,431	6,788,297	7,115,663	4,899,068
(Allowance for) reversal of expected credit losses	(221)	(1,716)	55,341
Allowance for obsolete inventories	6,629	51,579
General and administrative expenses	1,137,064	8,847,385	7,543,938	2,389,880
Total operating expenses	7,886,673	61,365,413	16,117,827	9,876,492
Income (loss) from operations	(5,148,163)	(40,057,337)	9,417,863	7,623,196
Other income (expense):
Interest income	34,221	266,271	30,451	914
Interest expense	(34,157)	(265,775)	(456,597)	(55,363)
Government subsidies				4,800
Sundry income	43,523	338,652	33,206
Total other (expenses) incomes, net	43,587	339,148	(392,940)	(49,649)
Income (loss) before income taxes	(5,104,576)	(39,718,189)	9,024,923	7,573,547
Income tax expense	(157,990)	(1,229,303)	(1,563,477)	(1,012,496)
NET INCOME (LOSS)	(5,262,566)	(40,947,492)	7,461,446	6,561,051
External Customers [Member]
Segment Reporting Information [Line Items]
Total revenues, net	13,610,241	105,899,932	86,757,848	83,130,627
Related Party [Member]
Segment Reporting Information [Line Items]
Total revenues, net	129,717	1,009,312	921,256	865,816
Sales and distribution expenses			680,000	2,040,000
Third Parties [Member]
Segment Reporting Information [Line Items]
Sales and distribution expenses	229,515	1,785,831	778,226	547,544
Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total revenues, net	13,739,958	106,909,244	87,679,104	83,996,443
Cost of revenue	(11,001,448)	(85,601,168)	(62,143,414)	(66,496,755)
Gross profit	2,738,510	21,308,076	25,535,690	17,499,688
Share-based compensation	(5,647,663)	(43,943,900)
Personnel and benefit costs	(872,431)	(6,788,297)	(7,115,663)	(4,899,068)
Depreciation and amortization	(487,173)	(3,790,645)	(3,546,375)	(512,797)
Legal and professional fee	(286,627)	(2,230,218)	(1,262,899)
(Allowance for) reversal of expected credit losses	221	1,716	(55,341)
Allowance for obsolete inventories	(6,629)	(51,579)
General and administrative expenses	(356,856)	(2,776,659)	(2,679,323)	(1,877,083)
Total operating expenses	(7,886,673)	(61,365,413)	(16,117,827)	(9,876,492)
Income (loss) from operations	(5,148,163)	(40,057,337)	9,417,863	7,623,196
Other income (expense):
Interest income	34,221	266,271	30,451	914
Interest expense	(34,157)	(265,775)	(456,597)	(55,363)
Government subsidies				4,800
Sundry income	43,523	338,652	33,206
Total other (expenses) incomes, net	43,587	339,148	(392,940)	(49,649)
Income (loss) before income taxes	(5,104,576)	(39,718,189)	9,024,923	7,573,547
Income tax expense	(157,990)	(1,229,303)	(1,563,477)	(1,012,496)
NET INCOME (LOSS)	(5,262,566)	(40,947,492)	7,461,446	6,561,051
Reportable Segment, Aggregation before Other Operating Segment [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total revenues, net	13,610,241	105,899,932	86,757,848	83,130,627
Reportable Segment, Aggregation before Other Operating Segment [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Total revenues, net	129,717	1,009,312	921,256	865,816
Sales and distribution expenses			(680,000)	(2,040,000)
Reportable Segment, Aggregation before Other Operating Segment [Member] | Third Parties [Member]
Segment Reporting Information [Line Items]
Sales and distribution expenses	$ (229,515)	$ (1,785,831)	$ (778,226)	$ (547,544)